Exploration and evaluation expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Exploration And Evaluation Expenditures [Line Items]
Proceeds from disposal of exploration and evaluation assets	$ 88	$ 1		$ 7
Expenditure in the year (inclusive of net cash proceeds of US$88 million (2022: US$1 million; 2021: US$7 million) on disposal of undeveloped projects)(a)	(1,684)	(1,097)		(852)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	(17)	(6)		23
Amount capitalised during the year	471	207		110
Expense arising from exploration for and evaluation of mineral resources	(1,230)	(896)	[1]	(719)	[1]
Exploration and evaluation expenditures	(1,384)	(897)		(726)
Profit from disposal of interests in undeveloped projects(a)	$ 154	$ 1		$ 7
La Granja
Exploration And Evaluation Expenditures [Line Items]
Proportion of interest sold	55.00%
Pre-tax gain	$ 154

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.